Note 12 - Income Taxes - Provision for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Loss before taxes					$ (18,852,122)	$ (2,202,303)
Income tax benefit at federal statutory rate					3,957,892	462,484
State income tax benefit, net of federal benefit					379,365	97,318
Permanent Differences					(1,313,947)	(111,237)
Net Operating Loss ("NOL") expirations					(12,431)	0
Other					163,945	19,485
Federal valuation allowance					(2,076,540)	602,804
Income tax benefit	$ 0	$ (23,000)	$ 0	$ (789,573)	$ 1,098,284	$ 1,070,854